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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                  INDEPENDENCE
                                      FUND

                                   Semiannual
                                     Report

                                    6/30/05

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 5

Portfolio Management Discussion                                 7

Schedule of Investments                                        11

Financial Statements                                           17

Notes to Financial Statements                                  21

Factors Considered by the Independent Trustees in Approving
the Management Contract                                        26

Trustees, Officers and Service Providers                       31

Programs and Services for Pioneer Shareowners                  32

The Fund is available for investment by the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD). PFD receives a creation and sales charge as compensation for its services and costs in creating the plans and arranging for their administration, for making fund shares available to you at their net asset value and for certain selling expenses and commissions with respect to the plans. The custodian deducts this charge from each of your first 12 monthly plan investments. You should consider an investment in the plan a long-term investment. If you withdraw part of your investment or terminate your plan before making all investment installments under the plan, you may lose money because of the creation and sales charge. The shorter the time period between initiating your plan and the withdrawal of assets or termination of the plan, the greater the risk. If you terminate your plan after 18 months, the creation and sales charge may amount to as much as one-third of your plan investments. You have the right to a refund of the current value of your fund shares during the 18 months after your plan purchase. You also have other limited refund rights under the conditions described in more detail in the prospectus.

On October 5, 2004, the U.S. House of Representatives passed the Military Personnel Financial Services Protection Act, which would not allow the future issuance and sale of periodic investment plans. On October 6, 2004, a companion bill was proposed in the U.S. Senate and referred to the Senate Committee on Banking, Housing and Urban Affairs. Although both bills expired without further action at the end of 2004, similar legislation was introduced in 2005. As drafted, this proposed legislation would not alter the rights of existing plan owners.

Pioneer Independence Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood


Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              86.3%
Depositary Receipts for International Stocks     9.1%
Temporary Cash Investment                        4.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Information Technology                  23.2%
Financials                              19.9%
Health Care                             14.0%
Consumer Discretionary                  10.9%
Industrials                              9.9%
Consumer Staples                         7.4%
Materials                                6.2%
Telecommunication Services               3.7%
Energy                                   3.6%
Utilities                                1.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   IVAX Corp.                                       5.31%
    2.   Freeport-McMoRan Copper & Gold, Inc. (Class B)   4.29
    3.   Veritas Software Corp.                           4.04
    4.   Sandisk Corp.                                    3.47
    5.   Citigroup, Inc.                                  3.37
    6.   Goldman Sachs Group, Inc.                        3.10
    7.   Pfizer, Inc.                                     3.03
    8.   Vodafone Group Plc (A.D.R.)                      3.02
    9.   Freddie Mac                                      2.95
   10.   Tyco International, Ltd.                         2.87

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Independence Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

  6/30/05     12/31/04
  $11.76     $12.16


Distributions Per Share
--------------------------------------------------------------------------------

             1/1/05 - 6/30/05
             ----------------
     Net
 Investment     Short-Term      Long-Term
   Income     Capital Gains   Capital Gains
  $ -        $  -            $  -

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The chart on the right shows the change in value of an investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

            Average Annual Total Returns
                (As of June 30, 2005)

                              Net Asset     Public
                                Value      Offering
Period                          (NAV)     Price (POP)
 Life-of-Fund
 (3/16/98)                    3.66%       -5.74%
 5 Years                     -1.57       -14.31
 1 Year                       2.78       -48.61

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                        Pioneer Independence Fund               Russell 1000 Index
3/31/1998               $10,000                                 $10,000
                        $ 9,900                                 $10,251
6/30/1999               $11,112                                 $12,498
                        $14,028                                 $13,654
6/30/2001               $13,115                                 $11,614
                        $10,615                                 $ 9,538
6/30/2003               $10,924                                 $ 9,628
                        $12,609                                 $11,503
6/30/2005               $12,959                                 $12,413


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP performance reflects plan sales charge of 50% on each of the first 12 plan investments. See the Pioneer Independence Plan prospectus for details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 3/31/98. The Russell 1000 Index measures the performance of large-cap U.S. stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index.

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2005 through June 30, 2005

--------------------------------------------------------------------------------

 Beginning Account Value                            $1,000.00
 On 1/1/05
 Ending Account Value                               $  967.10
 On 6/30/05
 Expenses Paid During Period*                       $    7.32

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2005 through June 30, 2005

--------------------------------------------------------------------------------

 Beginning Account Value                         $1,000.00
 On 1/1/05
 Ending Account Value                            $1,017.36
 On 6/30/05
 Expenses Paid During Period*                    $    7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Day-to-day investment decisions for Pioneer Independence Fund are the responsibility of Andrew Acheson, a vice president at Pioneer. In the following pages he reviews market activity in the first half of 2005 and its impact on the Fund. Securities in Independence Fund's portfolio are chosen from the issues that offer attractive risk/reward profiles, including many that other Pioneer investment professionals have selected for the funds that they manage.


Q.   What was the market background over the first six months of the year?

A. The price of oil topped the list of investor concerns. Energy prices were rising sharply as the year began, unsettling the markets from the first business day. Small- and mid-sized issues suffered the steepest declines. From January through May, stocks moved inversely to trends in the price of oil, falling when crude rose and vice versa. In June, the two began to decouple, and during the last weeks of the period equity markets were acting more positively in spite of record energy prices.

     Building on their strong showing in last year's fourth quarter, corporate profits were better than expected in the January-March period. Early indications suggested that second-quarter earnings could comfortably exceed expectations.

Q.   How did the Fund perform against that background?

A. For the six months ended June 30, 2005, Independence Fund's -3.29% total return, calculated at net asset value, trailed the 0.11% return of the Russell 1000 Index, the Fund's benchmark.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Overall, it was a challenging period for investors. While our stock selection was generally good, some sector allocations dampened Fund returns. For example, energy stocks figure more prominently in the benchmark now that prices have risen. The Fund's comparatively low weighting in energy accounted for much of the period's

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

     underperformance. Results also suffered from our overweight stance in technology, a laggard market segment.

Q. What were some of the holdings that contributed to performance over the last six months?

A. Energy, to no one's surprise, was the market's best-performing sector. While results suffered in the sector, some of the Fund's energy stocks, including Amerada Hess, participated in the bullish trend. In addition, we took profits in Devon Energy, an exploration and development company, and in ENSCO, which provides offshore drilling services to the oil and gas industry worldwide. We were also underweight utilities, another strong sector, but Pennsylvania-based Allegheny Energy added to results. Allegheny's restructuring under the guidance of new management has reduced debt and enhanced operational efficiency much more quickly than expected.

     In the upbeat health care area, generic drug maker IVAX was the Fund's top performer. Investors have grown more confident that the company could deliver on its strong earnings forecasts. Retailer J.C. Penney rose as profit margins widened, dispelling skepticism that greeted its original plans. Taiwan Semiconductor rose as chip manufacturers ran counter to the weakness among technology issues.

     We elected to avoid commodity-based industries like steel, aluminum and chemicals, all of which were weak during the period. Avoiding IBM, AIG and QUALCOMM, among the period's major disappointments, also helped relative performance.

Q.   What were some of the period's disappointments?

A. Our bottom-up stock selection process disclosed good long-term potential among tech stocks. However, the market has been focused on near-term negatives, and our overweight position amplified disappointing sector results. We eliminated Lexar Media, a maker of products for digital photography, as cutthroat industry pricing continued to erode margins. We saw a decline in shares of software maker VERITAS Software despite its pending acquisition by Symantec. Investors feared that competition from a product now under development at Microsoft might cut into Symantec's strong share of the anti-virus marketplace. In addition, major technology mergers such as this one have had a spotty record of success.

Pioneer Independence Fund
--------------------------------------------------------------------------------

     Sector returns were also weak in materials, where overweighting penalized returns. But we took profits in Phelps Dodge, and then repurchased shares at more favorable prices. The Fund has benefited from their subsequent rise. Freeport-McMoRan also gained slightly.

     Tyco International, a long-term productive holding, stumbled after raising concerns about its cash flow for upcoming quarters. We remain confident that management can handle Tyco's current challenges, and the company's shares still appear attractively valued compared to competitors. The automotive industry's well-publicized problems - an intensely competitive marketplace and weak pricing aimed at cutting inventory - took a toll on Ford Motor's stock. Results were largely neutral among financials, although Citigroup shares fell.

Q.   What is your outlook for the months ahead?

A. The portfolio reflects our generally optimistic outlook for corporate earnings and for the economy at large. Chief overweight positions are in media stocks, which have been lackluster performers, and in metals and materials, which recently pulled back after a stretch of outperformance. Both of the sectors appear well positioned for the constructive environment that we anticipate.

     We have been expecting profit increases to surpass consensus forecasts and have been correct, thus far. Equity valuations appear reasonable, given earnings trends, and balance sheets are also healthier, with dividend increases and stock buybacks accelerating. In addition, smaller debt burdens and large stores of cash should enable companies to increase the pace of capital expenditures, a development that could benefit technology companies, among others.

     The Federal Reserve Board is clearly determined to raise short-term interest rates further if necessary to keep inflation contained, something that could happen if the economy heats up. For now, investors appear resigned to interest rate hikes and high energy prices. Costly energy does not appear to have hurt the economy so far. But continued upward moves in the price of oil would be a decided negative.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

     The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------


Shares                                                                  Value
             COMMON STOCK - 99.3%
             Energy - 3.5%
             Integrated Oil & Gas - 2.5%
 45,050      Amerada Hess Corp.                                     $  4,798,276
 66,900      Suncor Energy, Inc.                                       3,165,708
                                                                    ------------
                                                                    $  7,963,984
                                                                    ------------
             Oil & Gas Drilling - 1.0%
 78,800      Global Santa Fe Corp.*                                 $  3,215,040
                                                                    ------------
             Total Energy                                           $ 11,179,024
                                                                    ------------
             Materials - 6.2%
             Diversified Metals & Mining - 5.2%
359,900      Freeport-McMoRan Copper & Gold, Inc. (Class B)         $ 13,474,656
 18,000      Phelps Dodge Corp.                                        1,665,000
 10,600      Rio Tinto Plc (A.D.R.)                                    1,292,352
                                                                    ------------
                                                                    $ 16,432,008
                                                                    ------------
             Industrial Gases - 1.0%
 67,900      Praxair, Inc.                                          $  3,164,140
                                                                    ------------
             Total Materials                                        $ 19,596,148
                                                                    ------------
             Capital Goods - 9.9%
             Aerospace & Defense - 6.2%
 85,550      Boeing Co.                                             $  5,646,300
 23,700      General Dynamics Corp.                                    2,596,098
110,000      Honeywell International, Inc.*                            4,029,300
144,400      United Technologies Corp.                                 7,414,940
                                                                    ------------
                                                                    $ 19,686,638
                                                                    ------------
             Construction & Farm Machinery & Heavy Trucks - 0.8%
 38,100      Deere & Co.                                            $  2,495,169
                                                                    ------------
             Industrial Conglomerates - 2.9%
308,800      Tyco International, Ltd.                               $  9,016,960
                                                                    ------------
             Total Capital Goods                                    $ 31,198,767
                                                                    ------------
             Automobiles & Components - 1.0%
             Automobile Manufacturers - 1.0%
307,000      Ford Motor Corp.                                       $  3,143,680
                                                                    ------------
             Total Automobiles & Components                         $  3,143,680
                                                                    ------------

The accompanying notes are an integral part of these financial statements.  11

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Shares                                                     Value
             Media - 4.7%
             Broadcasting & Cable Television - 3.8%
198,300      Comcast Corp. (Special)*                  $  5,939,085
590,800      Liberty Media Corp.*                         6,020,252
                                                       ------------
                                                       $ 11,959,337
                                                       ------------
             Movies & Entertainment - 0.9%
168,000      Time Warner, Inc.*                        $  2,807,280
                                                       ------------
             Total Media                               $ 14,766,617
                                                       ------------
             Retailing - 5.1%
             Department Stores - 4.5%
155,300      J.C. Penney Co., Inc.                     $  8,165,674
 41,100      Sears Holdings Corp.*                        6,159,657
                                                       ------------
                                                       $ 14,325,331
                                                       ------------
             Internet Retail - 0.6%
 80,600      InterActive Corp.*(b)                     $  1,938,430
                                                       ------------
             Total Retailing                           $ 16,263,761
                                                       ------------
             Food & Drug Retailing - 3.3%
             Drug Retail - 3.3%
196,400      CVS Corp.                                 $  5,709,348
101,300      Walgreen Co.                                 4,658,787
                                                       ------------
                                                       $ 10,368,135
                                                       ------------
             Total Food & Drug Retailing               $ 10,368,135
                                                       ------------
             Food, Beverage & Tobacco - 2.2%
             Packaged Foods & Meats - 0.4%
 18,000      Nestle SA (A.D.R.)                        $  1,151,694
                                                       ------------
             Soft Drinks - 1.8%
106,100      PepsiCo, Inc.                             $  5,721,973
                                                       ------------
             Total Food, Beverage & Tobacco            $  6,873,667
                                                       ------------
             Household & Personal Products - 1.9%
             Household Products - 1.9%
 80,100      Colgate-Palmolive Co.                     $  3,997,791
 35,500      Clorox Co.                                   1,978,060
                                                       ------------
                                                       $  5,975,851
                                                       ------------
             Total Household & Personal Products       $  5,975,851
                                                       ------------

 12  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------


Shares                                                     Value
             Pharmaceuticals & Biotechnology - 13.9%
             Biotechnology - 2.7%
140,450      Amgen, Inc.*                               $  8,491,607
                                                        ------------
             Pharmaceuticals - 11.2%
 66,500      Andrx Group*                               $  1,350,615
775,625      IVAX Corp.*                                  16,675,938
 55,800      Johnson & Johnson                             3,627,000
344,280      Pfizer, Inc.                                  9,495,242
107,600      Sanofi-Synthelabo SA (A.D.R.) (b)             4,410,524
                                                        ------------
                                                        $ 35,559,319
                                                        ------------
             Total Pharmaceuticals & Biotechnology      $ 44,050,926
                                                        ------------
             Banks - 7.6%
             Diversified Banks - 4.7%
167,800      Bank of America Corp.                      $  7,653,358
143,000      Wachovia Corp.                                7,092,800
                                                        ------------
                                                        $ 14,746,158
                                                        ------------
             Thrifts & Mortgage Finance - 2.9%
141,700      Freddie Mac                                $  9,243,091
                                                        ------------
             Total Banks                                $ 23,989,249
                                                        ------------
             Diversified Financials - 11.7%
             Consumer Finance - 2.0%
117,200      American Express Co.                       $  6,238,556
                                                        ------------
             Investment Banking & Brokerage - 5.2%
 95,400      Goldman Sachs Group, Inc.                  $  9,732,708
119,725      Merrill Lynch & Co., Inc.                     6,586,072
                                                        ------------
                                                        $ 16,318,780
                                                        ------------
             Diversified Financial Services - 4.5%
229,000      Citigroup, Inc.                            $ 10,586,670
106,700      J.P. Morgan Chase & Co.                       3,768,644
                                                        ------------
                                                        $ 14,355,314
                                                        ------------
             Total Diversified Financials               $ 36,912,650
                                                        ------------

The accompanying notes are an integral part of these financial statements.  13

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Shares                                                               Value
             Insurance - 0.4%
             Property & Casualty Insurance - 0.4%
    500      Berkshire Hathaway, Inc. (Class B)*                 $  1,391,750
                                                                 ------------
             Total Insurance                                     $  1,391,750
                                                                 ------------
             Software & Services - 6.7%
             Data Processing & Outsourced Services - 0.3%
 24,600      Automatic Data Processing, Inc.                     $  1,032,462
                                                                 ------------
             Systems Software - 6.4%
240,300      Microsoft Corp.                                     $  5,969,052
 73,100      Symantec Corp.*                                        1,589,194
519,900      Veritas Software Corp.*                               12,685,560
                                                                 ------------
                                                                 $ 20,243,806
                                                                 ------------
             Total Software & Services                           $ 21,276,268
                                                                 ------------
             Technology Hardware & Equipment - 11.7%
             Computer Hardware - 5.4%
189,350      Apple Computer, Inc.*                               $  6,969,974
 80,700      Dell, Inc.*                                            3,188,457
292,100      Hewlett-Packard Co.                                    6,867,271
                                                                 ------------
                                                                 $ 17,025,702
                                                                 ------------
             Computer Storage & Peripherals - 6.3%
650,700      EMC Corp.*                                          $  8,921,097
458,550      Sandisk Corp.*                                        10,881,392
                                                                 ------------
                                                                 $ 19,802,489
                                                                 ------------
             Total Technology Hardware & Equipment               $ 36,828,191
                                                                 ------------
             Semiconductors - 4.6%
             Semiconductor Equipment - 1.9%
380,700      Applied Materials, Inc.                             $  6,159,726
                                                                 ------------
             Semiconductors - 2.7%
921,734      Taiwan Semiconductor Manufacturing Co. (A.D.R.)     $  8,406,214
                                                                 ------------
             Total Semiconductors                                $ 14,565,940
                                                                 ------------
             Telecommunication Services - 3.7%
             Integrated Telecommunication Services - 0.7%
 73,600      France Telecom SA (A.D.R.)                          $  2,144,704
                                                                 ------------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------


Shares                                                                 Value
             Wireless Telecommunication Services - 3.0%
 389,300     Vodafone Group Plc (A.D.R.)                           $  9,467,774
                                                                   ------------
             Total Telecommunication Services                      $ 11,612,478
                                                                   ------------
             Utilities - 1.2%
             Electric Utilities - 1.2%
 150,000     Allegheny Energy, Inc.*                               $  3,783,000
                                                                   ------------
             Total Utilities                                       $  3,783,000
                                                                   ------------
             TOTAL COMMON STOCK
             (Cost $286,036,336)                                   $313,776,102
                                                                   ------------

Principal
 Amount                                                                Value
                TEMPORARY CASH INVESTMENTS - 4.8%
                Repurchase Agreement - 2.8%
$8,800,000      UBS Warburg, Inc., 3.13%, dated 6/30/05, repur-
                chase price of $8,800,000 plus accrued interest
                on 7/1/05 collateralized by $8,988,000
                U.S. Treasury Note, 1.875%, 1/31/06                $  8,800,000
                                                                   ------------
                Total Repurchase Agreement                         $  8,800,000
                                                                   ------------
 Shares
                Security Lending Collateral - 2.0%
 6,290,568      Securities Lending Investment Fund, 3.29%          $  6,290,568
                                                                   ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $15,090,568)                                 $ 15,090,568
                                                                   ------------
                TOTAL INVESTMENT IN SECURITIES - 104.1%
                (Cost $301,126,904) (a)                            $328,866,670
                                                                   ------------
                OTHER ASSETS AND LIABILITIES - (4.1%)              $(12,884,925)
                                                                   ------------
                TOTAL NET ASSETS - 100.0%                          $315,981,745
                                                                   ============

The accompanying notes are an integral part of these financial statements.  15

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

*   Non-income producing security

(A.D.R.) American Depositary Receipt

(a)   At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $301,630,254 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                                              $33,061,730

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                               (5,825,314)
                                                                                             -----------
      Net unrealized gain                                                                    $27,236,416
                                                                                             ===========

(b)   At June 30, 2005, the following securities were out on loan:

                                                        Market
     Shares       Security                              Value
     ------       --------                             -------
       76,570     InterActive Corp.*                $1,845,337
      102,220     Sanofi-Synthelabo SA (A.D.R.)      4,191,020
                                                    ----------
                  Total                             $6,036,357
                                                    ==========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $129,038,092 and $95,456,940, respectively.

The accompanying notes are an integral part of these financial statements.



Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
    $6,036,357) (cost $301,126,904)                           $328,866,670
  Receivables -
    Investment securities sold                                   9,664,841
    Fund shares sold                                                17,330
    Dividends, interest and foreign taxes withheld                 570,493
  Other                                                             50,292
                                                              ------------
     Total assets                                             $339,169,626
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $ 16,003,258
    Fund shares repurchased                                         47,502
    Dividends                                                           81
    Upon return of securities loaned                             6,290,568
  Due to bank                                                      308,281
  Due to affiliates                                                440,080
  Accrued expenses                                                  98,111
                                                              ------------
     Total liabilities                                        $ 23,187,881
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $284,063,082
  Undistributed net investment income                              313,369
  Accumulated net realized gain on investments                   3,865,528
  Net unrealized gain on investments                            27,739,766
                                                              ------------
     Total net assets                                         $315,981,745
                                                              ============
NET ASSET VALUE PER SHARE:
  (No par value, unlimited number of shares authorized)
  Based on $315,981,745/26,877,302 shares                     $      11.76
                                                              ============


The accompanying notes are an integral part of these financial statements. 17

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $94,622)     $2,467,142
  Interest                                                     67,669
  Income from securities loaned, net                            4,106
                                                           ----------
      Total investment income                                              $ 2,538,917
                                                                           -----------
EXPENSES:
  Management fees                                          $1,113,797
  Transfer agent fees and expenses                            798,778
  Distribution fees                                           371,266
  Administrative reimbursements                                28,967
  Custodian fees                                               15,352
  Registration fees                                            18,903
  Professional fees                                            42,231
  Printing expense                                             37,209
  Fees and expenses of nonaffiliated trustees                   5,047
  Miscellaneous                                                 8,474
                                                           ----------
      Total expenses                                                       $ 2,440,024
      Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (214,472)
      Less fees paid indirectly                                                     (4)
                                                                           -----------
      Net expenses                                                         $ 2,225,548
                                                                           -----------
       Net investment income                                               $   313,369
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $    40,003
  Change in net unrealized loss on investments                              (9,989,321)
                                                                           -----------
    Net loss on investments                                                $(9,949,318)
                                                                           -----------
    Net decrease in net assets resulting from operations                   $(9,635,949)
                                                                           ============



18  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                           Six Months
                                                         Ended 6/30/05     Year Ended
                                                          (unaudited)       12/31/04
FROM OPERATIONS:
Net investment income                                    $     313,369   $     134,981
Net realized gain on investments                                40,003      13,620,585
Change in net unrealized gain (loss) on investments         (9,989,321)     10,712,104
                                                         -------------   -------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  (9,635,949)  $  24,467,670
                                                         -------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    ($0.00 and $0.01 per share, respectively)                        -   $    (201,409)
                                                         -------------   -------------
     Total distributions to shareowners                              -   $    (201,409)
                                                         -------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  48,911,540   $  92,416,334
Reinvestment of distributions                                        -         200,422
Cost of shares repurchased                                 (14,611,326)    (14,966,647)
                                                         -------------   -------------
    Net increase in net assets resulting from fund
     share transactions                                  $  34,300,214   $  77,650,109
                                                         -------------   -------------
    Net increase in net assets                           $  24,664,265   $ 101,916,370
                                                         -------------   -------------
NET ASSETS:
Beginning of period                                      $ 291,317,480   $ 189,401,110
                                                         -------------   -------------
End of period (including undistributed net investment
  income of $313,369 and $0, respectively)               $ 315,981,745   $ 291,317,480
                                                         =============   =============


                                   '05 Shares      '05 Amount
                                  (unaudited)      (unaudited)      '04 Shares      '04 Amount
Shares sold                         4,171,538    $  48,911,540       8,217,290    $  92,416,334
Reinvestment of distributions               -                -          16,730          200,422
Less shares repurchased            (1,249,583)     (14,611,326)     (1,324,706)     (14,966,647)
                                   ----------    -------------      ----------    -------------
    Net increase                    2,921,955    $  34,300,214       6,909,314    $  77,650,109
                                   ==========    =============      ==========    =============


The accompanying notes are an integral part of these financial statements.  19

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                Ended 6/30/05   Year Ended
                                                                 (unaudited)     12/31/04
Net asset value, beginning of period                              $ 12.16        $ 11.11
                                                                  -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.01        $  0.01
 Net realized and unrealized gain (loss) on investments             (0.41)          1.05
                                                                  -------        -------
   Net increase (decrease) from investment operations             $ (0.40)       $  1.06
Distributions to shareowners:
 Net investment income                                                  -          (0.01)
 Net realized gain                                                      -              -
                                                                  -------        -------
Net increase (decrease) in net asset value                        $ (0.40)       $  1.05
                                                                  -------        -------
Net asset value, end of period                                    $ 11.76        $ 12.16
                                                                  =======        =======
Total return*                                                       (3.29)%         9.53%
Ratio of net expenses to average net assets+                         1.50%**        1.50%
Ratio of net investment income (loss) to average net assets+         0.21%**        0.06%
Portfolio turnover rate                                                65%**          93%
Net assets, end of period (in thousands)                         $315,982       $291,317
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.64%**        1.96%
 Net investment income (loss)                                        0.07%**       (0.40)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.50%**        1.50%
 Net investment income (loss)                                        0.21%**        0.06%

                                                                 Year Ended   Year Ended   Year Ended   Year Ended
                                                                  12/31/03     12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                              $  8.56     $   11.00    $   12.48     $ 11.36
                                                                  -------     ---------    ---------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.03)    $   (0.01)   $   (0.01)    $ (0.03)
 Net realized and unrealized gain (loss) on investments              2.58         (2.43)       (1.47)       1.77
                                                                  -------     ---------    ---------     -------
   Net increase (decrease) from investment operations             $  2.55     $   (2.44)   $   (1.48)    $  1.74
Distributions to shareowners:
 Net investment income                                                  -             -            -           -
 Net realized gain                                                      -             -            -       (0.62)
                                                                  -------     ---------    ---------     -------
Net increase (decrease) in net asset value                        $  2.55     $   (2.44)   $   (1.48)    $  1.12
                                                                  -------     ---------    ---------     -------
Net asset value, end of period                                    $ 11.11     $    8.56    $   11.00     $ 12.48
                                                                  =======     =========    =========     =======
Total return*                                                       29.79%       (22.18)%     (11.86)%     15.38%
Ratio of net expenses to average net assets+                         1.50%         1.50%        1.46%       1.48%
Ratio of net investment income (loss) to average net assets+        (0.32)%       (0.11)%      (0.10)%     (0.35)%
Portfolio turnover rate                                                89%           53%          75%         98%
Net assets, end of period (in thousands)                          $189,401    $  86,712    $  55,684     $30,256
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.09%         2.65%        3.34%       3.76%
 Net investment income (loss)                                       (0.90)%       (1.26)%      (1.98)%     (2.63)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.50%         1.50%        1.46%       1.46%
 Net investment income (loss)                                       (0.32)%       (0.11)%      (0.10)%     (0.33)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). The investment objective of the Fund is to seek capital appreciation.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    of the security. At June 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------

                                   2004
                               -----------
  Distributions paid from:
   Ordinary income              $201,409
   Long-term capital gain              -
                                --------
                                $201,409
   Return of capital                   -
                                --------
    Total                       $201,409
                                ========

--------------------------------------------------------------------------------

Pioneer Independence Fund
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------

                                         2004
                                    --------------
  Undistributed ordinary income       $         -
  Undistributed long-term gain          4,328,875
  Unrealized appreciation              37,225,737
                                      -----------
   Total                              $41,554,612
                                      ===========

--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded as of the ex-dividend date.

D.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. PIM has voluntarily agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.50% of average daily net assets. This agreement is temporary and may be terminated or revised by PIM at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $7,105 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $430,794 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Distribution Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures for services. Included in due to affiliates is $2,181 in distribution fees payable to PFD at June 30, 2005.

Pioneer Independence Fund
--------------------------------------------------------------------------------

5. Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $4 under such arrangements.

The Fund also has entered into certain arrangements whereby the Fund pays for certain custodian fees as well as recordkeeping, printing, legal and auditing expenses of Pioneer Independence Plans, a systematic investment plan sponsored by PFD (see Note 1). For the six months ended June 30, 2005, Fund expenses included approximately $825,000 under such arrangements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Independence Fund
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectus and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance one-, three- and five-year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004, the fourth quintile of the peer group for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) Since the Fund's beneficial owners hold shares through the contractual plan, and the Fund pays the expenses of the plan, the Trustees concluded that the performance of the Fund, adjusted for such expenses, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead,

Pioneer Independence Fund
--------------------------------------------------------------------------------

     for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that, since the Fund's beneficial owners hold shares through the contractual plan, and the Fund pays the expenses of the plan, the Fund's overall expense ratio (after giving effect to the expense limitation) was reasonable.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Osbert M. Hood                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. To utilize this service, call 1-800-225-4321. For specific account information, have your account number, fund number and your personal identification number (PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinvestment Privilege (for Class A and Class B Shares)
This privilege enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

--------------------------------------------------------------------------------

Automatic Investment Plan
An easy and convenient way for you to invest on a regular basis. Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments. Watch your investments grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer.

Automatic Exchange Program
A systematic way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 1-800-225-6292 or visit www.pioneerfunds.com.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications and
service forms                                                     1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.